                                                  1933 Act File No. 33-31602
                                                  1940 Act File No. 811-5950

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

    Pre-Effective Amendment No.         ............

    Post-Effective Amendment No.   69 ..............       X

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   70 .............................       X

                       MONEY MARKET OBLIGATIONS TRUST
             (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                      (Registrant's Telephone Number)

                         John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

  X        immediately upon filing pursuant to paragraph (b)
           on ______________ pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(i)
___   on _________________ pursuant to paragraph (a)(i)
___ 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:  Matthew G. Maloney, Esquire
            Dickstein Shapiro Morin & Oshinsky LLP
            2101 L Street, N.W.
            Washington, DC  20037

Federated Investors
World-Class Investment Manager

Prime Management Obligations Fund

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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August 11, 2004

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INSTITUTIONAL SHARES

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A money market mutual fund seeking to provide current income consistent with stability of principal by investing in a portfolio of short-term, high-quality, fixed-income securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 2

What are the Fund's Investment Strategies? 3

What are the Principal Securities in Which the Fund Invests? 4

What are the Specific Risks of Investing in the Fund? 7

What Do Shares Cost? 8

How is the Fund Sold? 9

How to Purchase Shares 9

How to Redeem Shares 11

Account and Share Information 14

Who Manages the Fund? 15

Legal Proceedings 16

Financial Information 17

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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The Fund's investment objective is to provide current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

What are the Fund's Fees and Expenses?

PRIME MANAGEMENT OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.56%

1 The percentages shown are based on expenses for the entire fiscal year ending July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending July 31, 2005.

Total Waivers of Fund Expenses	0.36%
Total Actual Annual Fund Operating Expenses (after waivers)	0.20%

As of August 11, 2004, the Fund's operating expenses were 0.05%. The Adviser anticipates increasing expenses 0.01% systematically through the Fund's fiscal year. At July 31, 2005, the Fund's expenses are expected to be 0.20% after waivers.

2 The Adviser expects to voluntarily waive a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.09% for the fiscal year ending July 31, 2005.

3 The shareholder services provider expects to voluntarily waive the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending July 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 57
3 Years	$179

What are the Fund's Investment Strategies?

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The Fund invests primarily in a portfolio of high-quality, fixed-income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure.

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The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

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INDUSTRY CONCENTRATION

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The Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

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What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

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The following describes the types of fixed-income securities in which the Fund may invest:

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Corporate Debt Securities

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Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

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COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

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Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit, and banker's acceptances.

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Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

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Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Insurance Contracts

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Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed-income securities.

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Municipal Securities

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Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities.

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Foreign Securities

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Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

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  it is organized under the laws of, or has a principal office located in, another country;
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  the principal trading market for its securities is in another country; or
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  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
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Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

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CREDIT ENHANCEMENT

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

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Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies and managing its uninvested cash.

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INVESTMENT RATINGS

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The securities in which the Fund invests will be rated in one of the two highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

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CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

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Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities issued by finance companies or companies with similar characteristics. In addition, a substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting finance companies, banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

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RISKS OF FOREIGN INVESTING

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open; except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.

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The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

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You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

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By Telephone

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You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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By Mail

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You may purchase Shares by sending your check payable to The Federated Funds at the following address:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem Shares

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You should redeem Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400.

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Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 5:00 p.m. (Eastern time) and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 5:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

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You may redeem Shares by mailing a written request to the Fund.

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Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed; and
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  signatures of all shareholders exactly as registered.
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Call your investment professional or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
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  a redemption is payable to someone other than the shareholder(s) of record.
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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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SYSTEMATIC WITHDRAWAL PROGRAM

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You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

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Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund's daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated's Internet site at http://www.federatedinv.com

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Feder ated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds. It is possible that an unfavorable determination will cause a material adverse impact on Federated's financial position, results of operations or liquidity in the period in which the effect becomes reasonably estimable.

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Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is July 31. As this is the Fund's first fiscal year, financial information is not yet available.

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A Statement of Additional Information (SAI) dated August 11, 2004, includes additional information about the Fund and is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Prime Management Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 60934N112

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28251 (8/04)

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PRIME MANAGEMENT OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

AUGUST 11, 2004

INSTITUTIONAL SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Prime Management
Obligations Fund (Fund), dated August 11, 2004. Obtain the prospectus without charge by calling 1-800-341-7400.

                                      CONTENTS
                                      How is the Fund Organized? 1
                                      Securities in Which the Fund
                                      Invests 1
                                      How is the Fund Sold? 8
                                      Exchanging Securities for Shares 8
                                      Subaccounting Services 8
                                      Redemption in Kind 8
                                      Massachusetts Partnership Law 9
                                      Account and Share Information 9
                                      Tax Information 9
                                      Who Manages and Provides Services
                                      to the Fund? 10
                                      How Does the Fund Measure
                                      Performance? 20
                                      Who is Federated Investors, Inc.? 22
                                      Investment Ratings 24
                                      Addresses 28

1

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust
(Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on
October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Fund's investment adviser is Federated Investment Management Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium)
than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.
Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some
GSE securities are supported by the full faith and credit of the United
States. These include the Government National Mortgage Association,
Small Business Administration, Farm Credit System Financial Assistance
Corporation, Farmer's Home Administration, Federal Financing Bank,
General Services Administration, Department of Housing and Urban
Development, Export-Import Bank, Overseas Private Investment
Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan
Mortgage Corporation, Federal National Mortgage Association, Student
Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System,
Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass-through certificates.
Asset backed securities have prepayment risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages.
The mortgages that comprise a pool normally have similar interest rates, maturities an other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks.
Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
  The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund or the Savings
Association Insurance Fund which are administered by the Federal Deposit
Insurance Corporation. These instruments may include Eurodollar
Certificates of Deposit, Yankee Certificates of Deposit, and Euro-dollar
Time Deposits.
  For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Foreign Securities
Foreign securities are securities of issuers based outside the United
States. The Fund considers an issuer to be based outside the United
States if:

o  it is organized under the laws of, or has a principal office located in, another country;

o  the principal trading market for its securities is in another country; or

o  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of
Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.
Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated
Investors, Inc. (Federated) administers the program according to procedures approved by the Fund''s Board, and the Board monitors the operation of the program.  Any inter- fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests;, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund''s participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo
Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank  Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the
Bank Loan Rate.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

The Fund has no present intention to engage in securities lending.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time.
During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the
Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.
Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize  losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS

The highest rating category of a nationally recognized statistical rating organization (NRSRO) is determined without regard for sub-categories and gradations. For example, securities rated SP-1 or
SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors
Service (Moody's), or F-1+, F-1 or F-2 by Fitch Ratings (Fitch) are all
considered rated in one of the two highest short-term rating categories.
The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest or one of the two highest short-term rating categories. See
"Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The
Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk.
Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United
States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Call Risks

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income consistent with stability of principal.

INVESTMENT LIMITATIONS

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and
securities of other investment companies) if, as a result, more than 5%
of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the
Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company
Act of 1940 (1940 Act).

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
For the purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Purchases on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10%
of the Fund's net assets.

Restricted Securities

The Fund may invest in securities subject to restriction on resale under the federal securities laws.

For purposes of the commodities limitation, the Fund does not consider financial futures contracts to be commodities.

For purposes of the concentration limitation, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition: (a)
utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset- backed securities will be classified according to the underlying assets securing such securities.
To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the
Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect.
The Fund will consider concentration to be the investment of more than
25% of the value of its total assets in any one industry.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a
U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940
Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The
Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the
Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate
(such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor
(Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets
(Service Fees) to investment professionals or to Federated Shareholder
Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive Service Fees.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940
Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind.
In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the
Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with
Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the
Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Trust's outstanding Shares of all series entitled to vote.

 TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA.  The Trust comprises  41 portfolios  and the Federated
Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually.
Unless otherwise noted, each Board member oversees all portfolios in the
Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes:
Banknorth Funds-four portfolios;Golden Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

        Name                                                                   Total Compensation
     Birth Date                                                  Aggregate       From Trust and
      Address                                                  Compensation      Federated Fund
Positions Held with       Principal Occupation(s) for Past       From Fund           Complex
       Trust              Five Years, Other Directorships      (past fiscal      (past calendar
 Date Service Began        Held and Previous Position(s)          year) +             year)
                        Principal Occupations: Chairman and         NA
John F. Donahue*        Director or Trustee of the                                     $0
Birth Date: July        Federated Fund Complex; Chairman
28, 1924                and Director, Federated Investors,
CHAIRMAN AND            Inc.
TRUSTEE
Began serving:          Previous Positions: Trustee,
October 1988            Federated Investment Management
                        Company and Chairman and Director,
                        Federated Investment Counseling.

                        Principal Occupations: Principal            NA
J. Christopher          Executive Officer and President of                             $0
Donahue*                the Federated Fund Complex;
Birth Date: April       Director or Trustee of some of the
11, 1949                Funds in the Federated Fund
PRESIDENT AND           Complex; President, Chief Executive
TRUSTEE                 Officer and Director, Federated
Began serving:          Investors, Inc.; Chairman and
October 1999            Trustee, Federated Investment
                        Management Company; Trustee,
                        Federated Investment Counseling;
                        Chairman and Director, Federated
                        Global Investment Management Corp.;
                        Chairman, Federated Equity
                        Management Company of Pennsylvania,
                        Passport Research, Ltd. and
                        Passport Research II, Ltd.;
                        Trustee, Federated Shareholder
                        Services Company; Director,
                        Federated Services Company.

                        Previous Positions: President,
                        Federated Investment Counseling;
                        President and Chief Executive
                        Officer, Federated Investment
                        Management Company, Federated
                        Global Investment Management Corp.
                        and Passport Research, Ltd.

                        Principal Occupations: Director or          NA
Lawrence D. Ellis,      Trustee of the Federated Fund                               $148,500
M.D.*                   Complex; Professor of Medicine,
Birth Date: October     University of Pittsburgh; Medical
11, 1932                Director, University of Pittsburgh
3471 Fifth Avenue       Medical Center Downtown;
Suite 1111              Hematologist, Oncologist and
Pittsburgh, PA          Internist, University of Pittsburgh
TRUSTEE                 Medical Center.
Began serving:
October 1988            Other Directorships Held: Member,
                        National Board of Trustees,
                        Leukemia Society of America.

                        Previous Positions: Trustee,
                        University of Pittsburgh; Director,
                        University of Pittsburgh Medical
                        Center.

* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested"
due to the positions they hold with Federated and its subsidiaries.
Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
--------------------------------------------------------------------------
+ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

        Name                                                                   Total Compensation
     Birth Date                                                  Aggregate       From Trust and
      Address             Principal Occupation(s) for Past     Compensation      Federated Fund
Positions Held with       Five Years, Other Directorships        From Fund           Complex
       Trust               Held and Previous Position(s)       (past fiscal      (past calendar
 Date Service Began                                               year)+              year)
                        Principal Occupation: Director or           NA              $163,350
Thomas G. Bigley        Trustee of the Federated Fund
Birth Date:             Complex.
February 3, 1934
15 Old Timber Trail     Other Directorships Held:
Pittsburgh, PA          Director, Member of Executive
TRUSTEE                 Committee, Children's Hospital of
Began serving:          Pittsburgh; Director, University of
November 1994           Pittsburgh.

                        Previous Position: Senior Partner,
                        Ernst & Young LLP.

                        Principal Occupations: Director or          NA              $163,350
John T. Conroy, Jr.     Trustee of the Federated Fund
Birth Date: June        Complex; Chairman of the Board,
23, 1937                Investment Properties Corporation;
Grubb &                 Partner or Trustee in private real
Ellis/Investment        estate ventures in Southwest
Properties              Florida.
Corporation
3838 North Tamiami      Previous Positions: President,
Trail Suite 402         Investment Properties Corporation;
Naples, FL              Senior Vice President, John R. Wood
TRUSTEE                 and Associates, Inc., Realtors;
Began serving:          President, Naples Property
August 1991             Management, Inc. and Northgate
                        Village Development Corporation.

                        Principal Occupation: Director or           NA              $163,350
Nicholas P.             Trustee of the Federated Fund
Constantakis            Complex.
Birth Date:
September 3, 1939       Other Directorships Held: Director
175 Woodshire Drive     and Member of the Audit Committee,
Pittsburgh, PA          Michael Baker Corporation
TRUSTEE                 (engineering and energy services
Began serving:          worldwide).
October 1999
                        Previous Position: Partner,
                        Anderson Worldwide SC.

                        Principal Occupation: Director or           NA              $148,500
John F. Cunningham      Trustee of the Federated Fund
Birth Date: March       Complex.
5, 1943
353 El Brillo Way       Other Directorships Held: Chairman,
Palm Beach, FL          President and Chief Executive
TRUSTEE                 Officer, Cunningham & Co., Inc.
Began serving:          (strategic business consulting);
January 1999            Trustee Associate, Boston College.

                        Previous Positions: Director,
                        Redgate Communications and EMC
                        Corporation (computer storage
                        systems); Chairman of the Board and
                        Chief Executive Officer, Computer
                        Consoles, Inc.; President and Chief
                        Operating Officer, Wang
                        Laboratories; Director, First
                        National Bank of Boston; Director,
                        Apollo Computer, Inc.

                        Principal Occupation:  Director or          NA              $148,500
Peter E. Madden         Trustee of the Federated Fund
Birth Date: March       Complex; Management Consultant.
16, 1942                ------------------------------------
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL          Other Directorships Held: Board of
TRUSTEE                 Overseers, Babson College.
Began serving:
August 1991             Previous Positions:
                        Representative, Commonwealth of
                        Massachusetts General Court;
                        President, State Street Bank and
                        Trust Company and State Street
                        Corporation (retired); Director,
                        VISA USA and VISA International;
                        Chairman and Director,
                        Massachusetts Bankers Association;
                        Director, Depository Trust
                        Corporation; Director, The Boston
                        Stock Exchange.

                        Principal Occupations: Director or          NA              $163,350
Charles F.              Trustee of the Federated Fund
Mansfield, Jr.          Complex; Management Consultant;
Birth Date: April       Executive Vice President, DVC
10, 1945                Group, Inc. (marketing,
80 South Road           communications and technology)
Westhampton Beach,      (prior to 9/1/00).
NY
TRUSTEE                 Previous Positions: Chief Executive
Began serving:          Officer, PBTC International Bank;
January 1999            Partner, Arthur Young & Company
                        (now Ernst & Young LLP); Chief
                        Financial Officer of Retail Banking
                        Sector, Chase Manhattan Bank;
                        Senior Vice President, HSBC Bank
                        USA (formerly, Marine Midland
                        Bank); Vice President, Citibank;
                        Assistant Professor of Banking and
                        Finance, Frank G. Zarb School of
                        Business, Hofstra University.

                        Principal Occupations:  Director or         NA              $178,200
John E. Murray,         Trustee of the Federated Fund
Jr., J.D., S.J.D.       Complex; Chancellor and Law
Birth Date:             Professor, Duquesne University;
December 20, 1932       Partner, Murray, Hogue & Lannis.
Chancellor,
Duquesne University     Other Directorships Held: Director,
Pittsburgh, PA          Michael Baker Corp. (engineering,
TRUSTEE                 construction, operations and
Began serving:          technical services).
February 1995
                        Previous Positions: President,
                        Duquesne University; Dean and
                        Professor of Law, University of
                        Pittsburgh School of Law; Dean and
                        Professor of Law, Villanova
                        University School of Law.

                        Principal Occupations:  Director or         NA              $148,500
Marjorie P. Smuts       Trustee of the Federated Fund
Birth Date: June        Complex; Public Relations/Marketing
21, 1935                Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA          Previous Positions: National
TRUSTEE                 Spokesperson, Aluminum Company of
Began serving:          America; television producer;
October 1988            President, Marj Palmer Assoc.;
                        Owner, Scandia Bord.

                        Principal Occupations:  Director or         NA              $148,500
John S. Walsh           Trustee of the Federated Fund
Birth Date:             Complex; President and Director,
November 28, 1957       Heat Wagon, Inc. (manufacturer of
2604 William Drive      construction temporary heaters);
Valparaiso, IN          President and Director,
TRUSTEE                 Manufacturers Products, Inc.
Began serving:          (distributor of portable
January 1999            construction heaters); President,
                        Portable Heater Parts, a division
                        of Manufacturers Products, Inc.

                        Previous Position:  Vice President,
                        Walsh & Kelly, Inc.

+ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

OFFICERS**

             Name
          Birth Date
            Address
   Positions Held with Trust
                                       Principal Occupation(s) and Previous
      Date Service Began                           Position(s)

                                   Principal Occupations: Executive Vice
John W. McGonigle                  President and Secretary of the Federated
Birth Date: October 26, 1938       Fund Complex; Executive Vice President,
EXECUTIVE VICE PRESIDENT AND       Secretary and Director, Federated
SECRETARY                          Investors, Inc.
Began serving: October 1988
                                   Previous Positions: Trustee, Federated
                                   Investment Management Company and Federated
                                   Investment Counseling; Director, Federated
                                   Global Investment Management Corp.,
                                   Federated Services Company and Federated
                                   Securities Corp.

                                   Principal Occupations: Principal Financial
Richard J. Thomas                  Officer and Treasurer of the Federated Fund
Birth Date: June 17, 1954          Complex; Senior Vice President, Federated
TREASURER                          Administrative Services.
Began serving: November 1998
                                   Previous Positions: Vice President,
                                   Federated Administrative Services; held
                                   various management positions within Funds
                                   Financial Services Division of Federated
                                   Investors, Inc.

                                   Principal Occupations: Vice Chairman or
Richard B. Fisher                  Vice President of some of the Funds in the
Birth Date: May 17, 1923           Federated Fund Complex; Vice Chairman,
VICE PRESIDENT                     Federated Investors, Inc.; Chairman,
Began serving: October 1988        Federated Securities Corp.

                                   Previous Positions: President and Director
                                   or Trustee of some of the Funds in the
                                   Federated Fund Complex; Executive Vice
                                   President, Federated Investors, Inc. and
                                   Director and Chief Executive Officer,
                                   Federated Securities Corp.

Deborah A. Cunningham              Principal Occupations:  Deborah A.
Birth Date: September 15, 1959     Cunningham has been the Fund's Portfolio
CHIEF INVESTMENT OFFICER           Manager since the Fund's inception. Ms.
Began serving: May 2004            Cunningham was named Chief Investment
                                   Officer of money market products in 2004.
                                   She joined Federated in 1981 and has been a
                                   Senior Portfolio Manager and a Senior Vice
                                   President of the Fund's Adviser since 1997.
                                   Ms. Cunningham is a Chartered Financial
                                   Analyst and received her M.S.B.A. in
                                   Finance from Robert Morris College.

                                   Principal Occupations: Ms. Ochson was named
Mary Jo Ochson                     Chief Investment Officer of tax-exempt
Birth Date: September 12, 1953     fixed income products in 2004 and is  a
VICE PRESIDENT                     Vice President of the Trust. She joined
Began serving: November 1998       Federated in 1982 and has been a Senior
                                   Portfolio Manager and a Senior Vice
                                   President of the Fund's Adviser since
                                   1996.  Ms. Ochson is a Chartered Financial
                                   Analyst and received her M.B.A. in Finance
                                   from the University of Pittsburgh.

                                   Susan R. Hill is Vice President of the
Susan R. Hill                      Trust. Ms. Hill joined Federated in 1990
Birth Date: June 20, 1963          and has been a Portfolio Manager since 1993
VICE PRESIDENT                     and a Vice President of the Fund's Adviser
Began serving: May 2004            since 1997. Ms. Hill was a Portfolio
                                   Manager and an Assistant Vice President of
                                   the Adviser from 1994 until 1997. Ms. Hill
                                   is a Chartered Financial Analyst and
                                   received an M.S. in Industrial
                                   Administration from Carnegie Mellon
                                   University.

                                   Jeff A. Kozemchak is Vice President of the
Jeff A. Kozemchak                  Trust. Mr. Kozemchak joined Federated in
Birth Date: January 15, 1960       1987 and has been a Senior Portfolio
VICE PRESIDENT                     Manager since 1996 and a Senior Vice
Began serving: May 2004            President of the Fund''s Adviser since
                                   1999. He was a Portfolio Manager until 1996
                                   and a Vice President of the Fund's Adviser
                                   from 1993 to 1998. Mr. Kozemchak is a
                                   Chartered Financial Analyst and received
                                   his M.S. in Industrial Administration from
                                   Carnegie Mellon University in 1987.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer
and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania,
since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of
the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August
15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                                                                   Meetings Held
Board        Committee                                              During Last
Committee     Members               Committee Functions             Fiscal Year
Executive                  In between meetings of the full              Six
         John F. Donahue   Board, the Executive Committee
         John E. Murray,   generally may exercise all the powers
         Jr., J.D., S.J.D. of the full Board in the management
                           and direction of the business and
                           conduct of the affairs of the Trust
                           in such manner as the Executive
                           Committee shall deem to be in the
                           best interests of the Trust.
                           However, the Executive Committee
                           cannot elect or remove Board members,
                           increase or decrease the number of
                           Trustees, elect or remove any
                           Officer, declare dividends, issue
                           shares or recommend to shareholders
                           any action requiring shareholder
                           approval.

Audit                      The purposes of the Audit Committee          Five
         Thomas G. Bigley  are to oversee the accounting and
         John T. Conroy,   financial reporting process of the
         Jr.               Fund, the Fund`s internal control
         Nicholas P.       over financial reporting, and the
         Constantakis      quality, integrity and independent
         Charles F.        audit of the Fund `s financial
         Mansfield, Jr.    statements.  The Committee also
                           oversees or assists the Board with
                           the oversight of compliance with
                           legal requirements relating to those
                           matters, approves the engagement and
                           reviews the qualifications,
                           independence and performance of the
                           Fund`s independent auditors, acts as
                           a liaison between the independent
                           auditors and the Board and reviews
                           the Fund`s internal audit function

Nominating                                                              One
         Thomas G. Bigley  The Nominating Committee, whose
         John T. Conroy,   members consist of all Independent
         Jr.               Trustees, selects and nominates
         Nicholas P.       persons for election to the Fund's
         Constantakis      Board when vacancies occur. The
         John F.           Committee will consider candidates
         Cunningham        recommended by shareholders,
         Peter E. Madden   Independent Trustees, officers or
         Charles F.        employees of any of the Fund`s agents
         Mansfield, Jr.    or service providers and counsel to
         John E. Murray,   the Funds. Any shareholder who
         Jr.               desires to have an individual
         Marjorie P. Smuts considered for nomination by the
         John S. Walsh     Committee must submit a
                           recommendation in writing to the
                           Secretary of the Funds, at the
                           Fund's address appearing on the back
                           cover of this Statement of Additional
                           Information. The recommendation
                           should include the name and address
                           of both the shareholder and the
                           candidate and detailed information
                           concerning the candidate's
                           qualifications and experience. In
                           identifying and evaluating candidates
                           for consideration, the Committee
                           shall consider such factors as it
                           deems appropriate.  Those factors
                           will ordinarily include:  integrity,
                           intelligence, collegiality, judgment,
                           diversity, skill, business and other
                           experience, qualification as an
                           "Independent Trustee," the existence
                           of material relationships which may
                           create the appearance of a lack of
                           independence, financial or accounting
                           knowledge and experience, and
                           dedication and willingness to devote
                           the time and attention necessary to
                           fulfill Board responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF
INVESTMENT COMPANIES AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------
                                                         Aggregate
                                                      Dollar Range of
                                Dollar Range          Shares Owned in
        Interested                   of                  Federated
    Board Member Name           Shares Owned             Family of
                                  in Fund                Investment
                                                         Companies
John F. Donahue                     NONE               Over $100,000
J. Christopher Donahue              NONE               Over $100,000
Lawrence D. Ellis, M.D.             NONE               Over $100,000

Independent
Board Member Name
Thomas G. Bigley                    NONE               Over $100,000
John T. Conroy, Jr.                 NONE               Over $100,000
Nicholas P. Constantakis            NONE               Over $100,000
John F. Cunningham                  NONE               Over $100,000
Peter E. Madden                     NONE               Over $100,000
Charles F. Mansfield, Jr.           NONE                 $50,001 -
                                                          $100,000
John E. Murray, Jr.,                NONE               Over $100,000
J.D., S.J.D.
Marjorie P. Smuts                   NONE               Over $100,000
John S. Walsh                       NONE               Over $100,000

--------------------------------------------------------------------------

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are:
the Fund's investment objectives and long term performance; the
Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the
Federated organization in addition to investment advisory services; and
the Fund's relationship to the Federated funds.

In assessing the Adviser's  performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the
Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance
(in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the
Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates;
compliance and audit reports concerning the Federated funds and the
Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by
Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator).The reports also discuss any indirect benefit
Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.
Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities;
and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction
(unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote:
against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients'
interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired
Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The
Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and
IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the
Proxy Voting Guidelines, or override the directions provided in such
Guidelines, whenever necessary to comply with the proxy voting policies.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through
Federated's Internet site.  Go to www.federatedinvestors.com; select
"Products;" select the Fund; then use the link to "Prospectuses and
Regulatory Reports" to access the link to Form N-PX.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy
Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an
Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy
Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.
If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the
Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's
Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the
Adviser (or an affiliate) acts as an investment adviser, the Proxy
Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                           Average Aggregate Daily
      Maximum            Net Assets of the Federated
 Administrative Fee                 Funds
    0.150 of 1%            on the first $5 billion
    0.125 of 1%            on the next $5 billion
    0.100 of 1%            on the next $10 billion
    0.075 of 1%          on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolioFAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT AUDITORS
The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The
SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period.
The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by:
determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one
Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is dedicated to meeting  investor  needs by making  structured,
straightforward   and   consistent   investment    decisions.    Federated
investment  products have a history of  competitive  performance  and have
gained  the  confidence  of  thousands  of  financial   institutions   and
individual investors.

Federated's  disciplined  investment  selection process is rooted in sound
methodologies   backed  by   fundamental   and  technical   research.   At
Federated,  success in  investment  management  does not depend  solely on the skill of a single  portfolio  manager.  It is a fusion  of  individual talents and  state-of-the-art  industry tools and  resources.  Federated's investment  process  involves  teams of portfolio  managers and  analysts, and  investment  decisions  are  executed by traders who are  dedicated to specific  market  sectors  and who handle  trillions  of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds
In the municipal sector, as of December 31, 2003, Federated managed 14 bond funds with approximately $3.8 billion in assets and 22 money market funds with approximately $23.0 billion in total assets. In 1976,
Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including
The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 32 years' experience. As of December 31, 2003, Federated managed 36 equity funds totaling approximately $25.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles.
Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December 31, 2003, Federated managed
11 money market funds and 4 bond funds with assets approximating $61.7 billion and $3.4 billion, respectively.  Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 30 years of experience in the corporate bond sector. In 1972,
Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 2003, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating
$4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion,
respectively. Federated trades approximately $90.4 billion in U.S.
government and mortgage backed securities daily and places approximately
$35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and
intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed
$136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - Mary Jo Ochson and
Robert J. Ostrowski are responsible for overseeing the management of
Federated's domestic and international fixed income and high yield products; and Money Markets - Deborah A. Cunningham is responsible for overseeing the management of Federated's money market fund products.

MUTUAL FUND MARKET
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.2 trillion to the approximately
8,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management.
Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--Federated has over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement.

INVESTMENT RATINGS

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs)
RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put
(demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols (i.e.,
SP-1+/A-1+).

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than
365 days.

A-1-- A Short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

STANDARD & POOR'S LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard &
Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest- rated obligations
only in small degree.   The obligor's capacity to meet its financial
commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bligations in higher- rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may  be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1 --Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
Under their national rating scale, this rating is assigned to the "best"
credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA-- Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA-- Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A-- High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued
payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
Under their national rating scale, this rating is assigned to the "best"
credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, the margin of safety is not as great as in the case of the higher ratings.

DBRS
SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short -term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average.
Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (middle) Short -term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short -term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short -term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas.
Alternative sources of liquidity support are considered satisfactory;
however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions

DBRS LONG -TERM DEBT RATING DEFINITIONS

As is the case with all DBRS rating scales, long -term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

("high", "low") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low" grades are not used for the AAA category.

ADDRESSES

PRIME MANAGEMENT OBLIGATIONS FUND

Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.    OTHER INFORMATION.

Item 22    Exhibits:

           (a)  (i)       Conformed copy of Restatement and
                          Amendment Numbers 1-18 to the Declaration
                          of Trust of the Registrant; (35)
                (ii)      Form of Declaration of Trust Amendment
                          No. 19; (42)
                (iii)     Conformed copy of Amendment No. 20 to the
                          Amended and Restated Declaration of
                          Trust; (43)
                (iv)      Conformed copy of Amendment No. 21 to the
                          Amended and Restated Declaration of
                          Trust; (50)
           (b)  (i)       Copy of By-Laws and Amendments 1-4 of the
                          Registrant; (35)
                (ii)      Amendment #5 to By-Laws (42)
                (iii)     Amendment #6 to By-Laws (46)
           (c)            Copy of Specimen Certificate for Shares
                          of Beneficial Interest of the Registrant;
                          (See Appendix)
           (d)  (i)       Conformed copy of Investment Advisory
                          Contract and Exhibits A-PP of the
                          Registrant; (35)
                (ii)      Conformed copy of Amendment to the Investment
                          Advisory Contract of the Registrant; (38)
                (iii)     Conformed copy of Exhibit QQ to the Investment
                          Advisory Contract of
                          the Registrant; (44)
           (e)  (i)       Conformed copy of Distributor's Contract
                          and Exhibits A-R of the Registrant; (35)
                (ii)      Form of Exhibit S to the Distributor's
                          Contract (42)
                (iii)     Conformed copy of Amendment to the
                          Distributor's Contract of the Registrant;
                          (38)
                (iv)      Conformed copy of Distributor's Contract
                          of the Registrant;
                (v)       (Liberty U.S. Government Money Market
                          Trust - Class B Shares); (23)
                (vi)      Form of Exhibit J to the Distribution
                          Plan (42)
                (vii)     The Registrant hereby incorporates the
                          conformed copy of the specimen Mutual
                          Funds Sales and Service Agreement; Mutual
                          Funds Service Agreement; and Plan
                          Trustee/ Mutual Funds Service Agreement
                          from Item 24(b)(6) of the Cash Trust
                          Series II Registration Statement on Form
                          N-1A filed with the Commission on July
                          24, 1995. (File Nos. 33-38550 and
                          811-6269).
                (viii)    Conformed copy of Amendment to the
                          Distributor's Contract of the Registrant.
                          (46)
           (f)            Not applicable;
           (g)  (i)       Conformed copy of Custodian Agreement of
                          the Registrant; (8)
                (ii)      Conformed copy of Custodian Fee Schedule;
                          (17)
           (h)  (i)       Conformed copy of Amended and Restated
                          Agreement for Fund Accounting Services,
                          Administrative Services, Transfer Agency
                          Services and Custody Services
                          Procurement; (21)
                (ii)      Conformed copy of Amendment to Agreement
                          for Fund Accounting Services,
                          Administrative Services, Transfer Agency
                          Services and Custody Services
                          Procurement; (38)
                (iii)     Conformed copy of Amended and Restated
                          Shareholder Services Agreement of the
                          Registrant; (21)
                (iv)      Conformed copy of Principal Shareholder
                          Services Agreement (Liberty U.S.
                          Government Money Market Trust - Class B
                          Shares); (23)
                (v)       Conformed copy of Shareholder Services
                          Agreement (Liberty U.S Government Money
                          Market Trust - Class B Shares); (23)
                (vi)      Conformed copy of Shareholder Services
                          Agreement (Massachusetts Municipal Cash
                          Trust - Boston 1784 Fund Shares); (24)
                (vii)     Conformed Copy of Exhibit to the Amended
                          and Restated Shareholder Services
                          Agreement; (30)
                (viii)    The responses described in Item 23(e)(iv) are hereby
                          incorporated by reference.
                (ix)      The Registrant hereby incorporates the conformed
                          copy of the Financial Administration and Accounting
                          Services Agreement, with attached Exhibit
                          A revised 6/30/04, form Item (h)(viii) of
                          the Cash Trust Series, Inc. Registration
                          Statement on Form N-1A, filed with the
                          Commission on July 29, 2004.
           (i)            Conformed copy of Opinion and Consent of
                          Counsel as to legality of shares being
                          registered; (12)
           (j)  (i)       Conformed copy of Consent of Ernst &
                          Young LLP for:
                          (a)  Automated Government Cash Reserves;
                               (50)
                          (b)  Automated Treasury Cash Reserves;
                               (50)
                          (c)  U.S. Treasury Cash Reserves; (50)
                          (d)  Tax Free Instruments Trust; (49)
                          (e)  California Municipal Cash Trust;
                               (31)
                          (f)  Alabama Municipal Cash Trust;
                               Arizona Municipal Cash Trust;
                               Connecticut Municipal Cash Trust;
                               Florida Municipal Cash Trust;
                               Georgia Municipal Cash Trust;
                               Maryland Municipal Cash Trust;
                               Massachusetts Municipal Cash Trust;
                               Michigan Municipal Cash Trust;
                               Minnesota Municipal Cash Trust; New
                               Jersey Municipal Cash Trust; New
                               York Municipal Cash Trust; North
                               Carolina Municipal Cash Trust; Ohio
                               Municipal Cash Trust; Pennsylvania
                               Municipal Cash Trust; Virginia
                               Municipal Cash Trust; (47)
                          (g)  Federated Short-Term U.S.
                               Government Trust; Automated
                               Government Money Trust; Liberty
                               U.S. Government Money Market Trust;
                               Money Market Trust; Money Market
                               Management; Trust for U.S. Treasury
                               Obligations; (45)
                (ii)           Conformed copy of Consent of
                               Deloitte & Touche LLP for:
                          (a)  Automated Cash Management Trust;
                               Federated Master Trust; Government
                               Obligations Fund; Government
                               Obligations Tax-Managed Fund;
                               Liquid Cash Trust; Municipal
                               Obligations Fund; Prime Obligations
                               Fund; Prime Cash Obligations Fund;
                               Prime Value Obligations Fund; Trust
                               for Government Cash Reserves; Trust
                               for Short-Term U.S. Government
                               Securities; Tax-Free Obligations
                               Fund; Treasury Obligations Fund;
                               (45)
                          (b)  Federated Tax-Free Trust; (32)
           (k)            Not applicable;
           (l)            Conformed copy of Initial Capital
                          Understanding; (12)
           (m)  (i)       Conformed copy of Distribution Plan and
                          Exhibits A-I of the Registrant; (35)
                (ii)      The responses described in Item 23(e)(iv) are
                          hereby incorporated by reference.
                (iii)     Conformed copy of Exhibit J to the Distribution of
                          the Registrant; (44)
           (n)            The Registrant hereby incorporates the
                          conformed copy of the Multiple Class Plan
                          from Item (n) of the Federated GNMA Trust
                          Registration Statement on Form N-1A,
                          filed with the Commission on March 29,
                          2004. (File Nos. 2-75670 and 811-3375).
           (o)  (i)       Conformed copy of Power of Attorney of
                          the Registrant; (23)
                (ii)      Conformed copy of Power of Attorney of
                          Chief Investment Officer of the
                          Registrant; (23)
                (iii)     Conformed copy of Power of Attorney of
                          Treasurer of the Registrant: (18)
                (iv)      Conformed copy of Power of Attorney of
                          Trustee of the Registrant; (26)
           (p)            The Registrant hereby incorporates the
                          copy of the Code of Ethics for Access
                          Persons from Item 23(p) of the Money
                          Market Obligations Trust Registration
                          Statement on Form N-1A filed with the
                          Commission on February 26, 2004.(File
                          Nos. 33-31602 and 811-5950).

_________________________________________________________
+ All exhibits are being filed electronically.

1.    Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed October 20, 1989.
      (File Nos. 33-31602 and 811-5950).
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 8 on Form N-1A filed June 1,
      1994. (File Nos. 33-31602 and 811-5950).
12.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 16 on Form N-1A filed September
      29, 1995. (File Nos. 33-31602 and 811-5950).
17.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 24 on Form N-1A filed September
      28, 1998. (File Nos. 33-31602 and 811-5950).
18.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 25 on Form N-1A filed February
      12, 1999. (File Nos. 33-31602 and 811-5950).
21.   Response is incorporated by reference to Registrant' s
      Post-Effective Amendment No. 33 on Form N-1A filed August 27,
      1999. (File Nos. 33-31602 and 811-5950).
23.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 36 on Form N-1A filed October
      29, 1999. (File Nos. 33-31602 and 811-5950).
24.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 37 on Form N-1A filed November
      17, 1999. (File Nos. 33-31602 and 811-5950).
26.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 39 on Form N-1A filed February
      25, 2000. (File Nos. 33-31602 and 811-5950).
30.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 46 on Form N-1A filed September
      28, 2000. (File Nos. 33-31602 and 811-5950).
31.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 47 on Form N-1A filed December
      14, 2000. (File Nos. 33-31602 and 811-5950).
32.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 48 on Form N-1A filed December
      26, 2000. (File Nos. 33-31602 and 811-5950).
35.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 51 on Form N-1A filed May 29,
      2001. (File Nos. 33-31602 and 811-5950).
36.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 52 on Form N-1A filed June 25,
      2001. (File Nos. 33-31602 and 811-5950).
37.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 53 on Form N-1A filed September
      14, 2001. (File Nos. 33-31602 and 811-5950).
38.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 54 on Form N-1A filed September
      28, 2001. (File Nos. 33-31602 and 811-5950).
39.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 56 on Form N-1A filed May 28,
      2002. (File Nos. 33-31602 and 811-5950).
40.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 57 on Form N-1A filed on June
      28, 2002 (File Nos. 33-31602 and 811-5950).
41.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 58 on Form N-1A filed on
      September 30, 2002. (File Nos. 33-31602 and 811-5950).
42.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 59 on Form N-1A filed on
      December 20, 2002. (File Nos. 33-31602 and 811-5950).
43.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 62 on Form N-1A filed on May 30,
      2003. (File Nos. 33-31602 and 811-5950).
44.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 63 on Form N-1A filed on June
      30, 2003. (File Nos. 33-31602 and 811-5950).
45.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 64 on Form N-1A filed on
      September 30, 2003. (File Nos. 33-31602 and 811-5950).
46.   Response in incorporated by reference to Registrant's
      Post-Effective Amendment No. 65 on Form N-1A filed on
      December 30, 2003. (File Nos. 33-31602 and 811-5950).
47.   Response in incorporated by reference to Registrant's
      Post-Effective Amendment No. 66 on Form N-1A filed on
      February 26, 2004. (File Nos. 33-31602 and 811-5950).
48.   Response in incorporated by reference to Registrant's
      Post-Effective Amendment No. 67 on Form N-1A filed on May 27,
      2004. (File Nos. 33-31602 and 811-5950).
49.   Response in incorporated by reference to Registrant's
      Post-Effective Amendment No. 68 on Form N-1A filed on June
      29, 2004. (File Nos. 33-31602 and 811-5950).
50.   Response in incorporated by reference to Registrant's
      Post-Effective Amendment No. 69 on Form N-1A filed on June
      29, 2004. (File Nos. 33-31602 and 811-5950).

Item 23.   Persons Controlled by or Under Common Control with the
           Fund:

      None

Item 24.   Indemnification:  (1)

Item 25.   Business and Other Connections of The Investment Adviser:

           For a description of the other business of the investment
           adviser, see the section entitled "Who Manages the Fund?" in
           Part A. The affiliations with the Registrant of four of the
           Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who
           Manages and Provides Services to the Fund?"  The remaining
           Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief
           Financial Officer, Federated Investors, Inc.), 1001 Liberty
           Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a
           principal of the firm, Mark D. Olson & Company, L.L.C. and
           Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware
           Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                              Keith M. Schappert

Vice Chairman:                            William D. Dawson, III

Senior Vice Presidents:                   Joseph M. Balestrino
                                          Jonathan C. Conley
                                          Deborah A. Cunningham
                                          Mark E. Durbiano
                                          Robert M. Kowit
                                          Jeffrey A. Kozemchak
                                          Susan M. Nason
                                          Mary Jo Ochson
                                          Robert J. Ostrowski
                                          Richard Tito

Vice Presidents:                          Todd A. Abraham
                                          J. Scott Albrecht
                                          Randall S. Bauer
                                          Nancy J.Belz
                                          G. Andrew Bonnewell
                                          Lee R. Cunningham, II
                                          B. Anthony Delserone,Jr. Donald
T. Ellenberger
                                          Eamonn G. Folan
                                          John T. Gentry
                                          Patricia L. Heagy
                                          Susan R. Hill
                                          Nikola A. Ivanov
                                          William R. Jamison
                                          Nathan H. Kehm
                                          John C. Kerber
                                          J. Andrew Kirschler
                                          Marian R. Marinack
                                          Kevin McCloskey
                                          Natalie F. Metz
                                          Thomas J. Mitchell
                                          Joseph M. Natoli
                                          Mary Kay Pavuk
                                          Jeffrey A. Petro
                                          Ihab L. Salib
                                          Roberto Sanchez-Dahl, Sr.
                                          John Sidawi
                                          Michael W. Sirianni, Jr.
                                          Christopher Smith
                                          Timothy G. Trebilcock
                                          Paolo H. Valle
                                          Stephen J. Wagner
                                          Paige M. Wilhelm
                                          George B. Wright

Assistant Vice Presidents:                Lori Andrews
                                          Hanan Callas
                                          Jerome Conner
                                          James R. Crea, Jr.
                                          Karol M. Crummie
                                          Richard Cumberledge
                                          Richard J. Gallo
                                          Kathyrn P. Glass
                                          James Grant
                                          Tracey L. Lusk
                                          Ann Manley
                                          Karl Mocharko
                                          Teri Lynn Moore
                                          Bob Nolte
                                          Rae Ann Rice
                                          Brian Ruffner
                                          Kyle D. Stewart
                                          Mary Ellen Tesla
                                          Nichlas S. Tripodes
                                          Mark Weiss

Secretary:                                G. Andrew Bonnewell

Treasurer:                                Thomas R. Donahue

Assistant Secretary:                      Jay S. Neuman

Assistant Treasurer:                      Denis McAuley, III

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
           Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 26.   Principal Underwriters:

           (a)  Federated Securities Corp. the Distributor for
                shares of the Registrant, acts as principal
                underwriter for the following open-end investment
                companies, including the Registrant:

                Cash Trust Series, Inc.; Cash Trust Series II;
                Federated Adjustable Rate Securities Fund; Federated
                American Leaders Fund, Inc.; Federated Core Trust;
                Federated Core Trust II, L.P.; Federated Equity
                Funds; Federated Equity Income Fund, Inc.; Federated
                Fixed Income Securities, Inc.; Federated GNMA Trust;
                Federated Government Income Securities, Inc.;
                Federated High Income Bond Fund, Inc.; Federated
                High Yield Trust; Federated Income Securities Trust;
                Federated Income Trust; Federated Index Trust;
                Federated Institutional Trust; Federated Insurance
                Series; Federated International Series, Inc.;
                Federated Investment Series Funds, Inc.; Federated
                Limited Duration Government Fund, Inc.; Federated
                Managed Allocation Portfolios; Federated Municipal
                Opportunities Fund, Inc.; Federated Municipal
                Securities Fund, Inc.; Federated Municipal
                Securities Income Trust; Federated Short-Term
                Municipal Trust; Federated Stock and Bond Fund,
                Inc.; Federated Stock Trust; Federated Total Return
                Government Bond Fund; Federated Total Return Series,
                Inc.; Federated U.S. Government Bond Fund; Federated
                U.S. Government Securities Fund: 1-3 Years;
                Federated U.S. Government Securities Fund: 2-5
                Years; Federated World Investment Series, Inc.;
                Intermediate Municipal Trust; Edward Jones Money
                Market Fund; Edward Jones Tax-Free Money Market
                Fund; Money Market Obligations Trust; Regions Morgan
                Keegan Select Funds and SouthTrust Funds.

        (b)

        (1)                    (2)                    (3)
Positions and Offices                          Positions and Offices
  With Distributor             Name              With Registrant
_____________________     _________________    ______________________

Chairman:                 Richard B. Fisher    Vice President

President-Institutional
Sales and Director:       John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:   Thomas R. Donahue

President-Broker/Dealer
And Director:             James F. Getz

Senior Vice Presidents:   Mark W. Bloss
                          Richard W. Boyd
                          Laura M. Deger
                          Peter W. Eisenbrandt
                          Theodore Fadool, Jr.
                          Christopher Fives
                          James S. Hamilton
                          James M. Heaton
                          H. Joseph Kennedy
                          Amy Michaliszyn
                          Keith Nixon
                          Solon A. Person, IV
                          Ronald M. Petnuch
                          Thomas E. Territ
                          Robert F. Tousignant
                          Paul Uhlman

Vice Presidents:          Irving Anderson
                          Dan Berry
                          John B. Bohnet
                          Edward R. Bozek
                          Jane E. Broeren-Lambesis
                          Brian Burke
                          Craig Burness
                          David J. Callahan
                          Mark Carroll
                          Dan Casey
                          Scott Charlton
                          Steven R. Cohen
                          Mary J. Combs
                          James Conely
                          R. Edmond Connell, Jr.
                          Kevin J. Crenny
                          Daniel T. Culbertson
                          G. Michael Cullen
                          Beth C. Dell
                          Robert J. Deuberry
                          Ron Dorman
                          William C. Doyle
                          Donald C. Edwards
                          Lee England
                          Timothy Franklin
                          Peter J. Germain
                          James F. Getz, Jr.
                          Joseph D. Gibbons
                          J. Todd Glickson
                          G. Tad Gullickson
                          Scott Gundersen
                          Dayna C. Haferkamp
                          Raymond J. Hanley
                          Vincent L. Harper, Jr.
                          Bruce E. Hastings
                          Teresa M. Johnson
                          Christopher L. Johnston
                          William Kastrol
                          Stephen Kittel
                          Michael W. Koenig
                          Ed Koontz
                          Theodore J. Kravits, Jr.
                          Christopher A. Layton
                          Michael H. Liss
                          Michael R. Manning
                          Martin J. McCaffrey
                          Mary A. McCaffrey
                          Richard C. Mihm
                          Chris Milliken
                          Vincent T. Morrow
                          Alec H. Neilly
                          Rebecca Nelson
                          James E. Ostrowski
                          Thomas A. Peter III
                          Raleigh Peters
                          Robert F. Phillips
                          Josh Rasmussen
                          Richard A. Recker
                          Diane M. Robinson
                          Christopher Renwick
                          Brian S. Ronayne
                          Timothy A. Rosewicz
                          Thomas S. Schinabeck
                          Edward J. Segura
                          Peter Siconolfi
                          Edward L. Smith
                          David W. Spears
                          John A. Staley
                          Colin B. Starks
                          Jeffrey A. Stewart
                          Kevin Stutz
                          William C. Tustin
                          G. Walter Whalen
                          Stephen White
                          Patrick M. Wiethorn
                          Edward J. Wojnarowski
                          Michael P. Wolff

Assistant Vice Presidents:      Lisa A. Toma
                          Robert W. Bauman
                          Charles L. Davis, Jr.
                          Brian F. Palusa
                          William Rose

Treasurer:                Denis McAuley, III

Secretary:                Stephen A. Keen

Assistant Secretary:      Thomas R. Donahue
                          Peter J. Germain

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779.

        (c)    Not applicable

Item 27.   Location of Accounts and Records:

All accounts and records required to be maintained by Section
31(a) of the Investment Company Act of 1940 and Rules 31a-1
through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                     Reed Smith LLP
                               Investment Management Group (IMG)
                               Federated Investors Tower
                               12th Floor
                               1001 Liberty Avenue
                               Pittsburgh, PA  15222-3779
                               (Notices should be sent to the
                               Agent for Service at above address)

                               Federated Investors Funds
                               5800 Corporate Drive
                               Pittsburgh, PA  15237-7000

State Street Bank and          P.O. Box 8600
Trust Company                  Boston, MA 02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company     Federated Investors Tower
("Administrator")              1001 Liberty Avenue
                               Pittsburgh, PA  15222-3779

Federated Investment           Federated Investors Tower
Management Company             1001 Liberty Avenue
("Adviser")                    Pittsburgh, PA  15222-3779

Item 28.   Management Services: Not applicable.

Item 29.   Undertakings:

           Registrant hereby undertakes to comply with the
           provisions of Section 16(c) of the 1940 Act with respect
           to the removal of Trustees and the calling of special
           shareholder meetings by shareholders.

                             SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Money
Market Obligations Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its
Registration Statement to be signed on its behalf by the
undersigned, duly authorized, in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the 11th day of August, 2004.

                     MONEY MARKET OBLIGATIONS TRUST

                     BY: /s/ Nelson W. Winter
                     Nelson W. Winter, Assistant Secretary
                     August 11, 2004

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                TITLE                DATE

By: /s/ August 11, 2004 Attorney In Fact  August 11, 2004
Nelson W. Winter        For the Persons
ASSISTANT SECRETARY     Listed Below

      NAME                            TITLE

John F. Donahue*               Chairman and Trustee

J. Christopher Donahue*        President and Trustee
                               (Principal Executive Officer)

Richard J. Thomas*             Treasurer
                               (Principal Financial Officer)

Thomas G. Bigley*              Trustee

John T. Conroy, Jr.*           Trustee

Nicholas P. Constantakis*      Trustee

John F. Cunningham*            Trustee

Lawrence D. Ellis, M.D.*       Trustee

Peter E. Madden*               Trustee

Charles F. Mansfield, Jr.*     Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*             Trustee

John S. Walsh*                 Trustee

*By Power of Attorney

                              Appendix

Copy of Specimen Certificate for Shares of Beneficial Interest of:

(i)     Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A
        filed on December 29, 1993.  File Nos. 33-31259 and
        811-5911).
(ii)    Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on Form N-1A
        filed on March 16, 1998.  File Nos. 33-31259 and 811-5911).
(iii)   Automated Cash Management Trust - Institutional Service
        Shares and Cash II Shares; (Response is incorporated by
        reference to Post-Effective Amendment No. 8 on Form N-1A
        filed June 1, 1994.  File Nos. 33-31602 and 811-5950).
(iv)    Automated Government Money Trust; (Response is incorporated by reference to Initial Registration Statement on Form N-1 filed on May 28, 1982.  File Nos. 2-77822 and 811-3475).
(v)     California Municipal Cash Trust - Institutional Shares and
        Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A
        filed on December 19, 1997.  File Nos. 33-31259 and
        811-5911).
(vi)    Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989.  File Nos. 33-31259 and
        811-5911).
(vii)   Federated Master Trust; (Response is incorporated by
        reference to Post-Effective Amendment No. 39 on Form N-1A
        filed January 23, 1996.  File Nos. 2-60111 and 811-2784).
(viii)  Federated Short-Term U.S. Government Trust; (Response is
        incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed October 22, 1987.  File Nos. 33-12322
        and 811-5035).
(ix)    Federated Tax-Free Trust; (Response is incorporated by
        reference to Initial Registration Statement on Form S-5
        filed December 27, 1978.  File Nos. 2-63343 and 811-2891).
(x)     Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on Form N-1A
        filed on September 19, 1994.  File Nos. 33-31259 and
        811-5911).
(xi)    Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A
        filed on May 31, 1995.  File Nos. 33-31259 and 811-5911).
(xii)   Liberty U.S. Government Money Market Trust; (Response is
        incorporated by reference to Post-Effective Amendment No.
        35 on Form N-1A filed April 25, 1996.  File Nos. 2-65447
        and 811-2956).
(xiii)  Liquid Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 3 on Form N-1A filed
        December 8, 1980.  File Nos. 2-67655 and 811-3057).
(xiv)   Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A
        filed on March 2, 1994.  File Nos. 33-31259 and 811-5911).
(xv)    Massachusetts Municipal Cash Trust - Institutional Service
        Shares and BayFunds Shares; (Response is incorporated by
        reference to Post-Effective Amendment No. 21 on Form N-1A
        filed on December 29, 1993.  File Nos. 33-31259 and
        811-5911).
(xvi)   Michigan Municipal Cash Trust - Institutional Shares and
        Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A
        filed on December 19, 1997.  File Nos. 33-31259 and
        811-5911).
(xvii)  Minnesota Municipal Cash Trust - Institutional Shares and
        Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on
        December 29, 1993.  File Nos. 33-31259 and 811-5911).
(xviii) New Jersey Municipal Cash Trust - Institutional Shares and
        Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A
        filed on December 29, 1993.  File Nos. 33-31259 and
        811-5911).
(xix)   North Carolina Municipal Cash Trust; (Response is
        incorporated by reference to Post-Effective Amendment No.
        21 on Form N-1A filed on December 29, 1993.  File Nos.
        33-31259 and 811-5911).
(xx)    Ohio Municipal Cash Trust - Institutional Shares and
        Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A
        filed on December 19, 1997.  File Nos. 33-31259 and
        811-5911).
(xxi)   Ohio Municipal Cash Trust - Cash II Shares; (Response is
        incorporated by reference to Post-Effective Amendment No.
        21 on Form N-1A filed on December 29, 1993.  File Nos.
        33-31259 and 811-5911).
(xxii)  Pennsylvania Municipal Cash Trust - Institutional Shares;
        (Response is incorporated by reference to Post-Effective
        Amendment No. 35 on Form N-1A filed on May 19,1995.  File
        Nos. 33-31259 and 811-5911).
(xxiii) Pennsylvania Municipal Cash Trust - Institutional Service
        Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A
        filed on December 29, 1993.  File Nos. 33-31259 and
        811-5911).
(xxiv)  Tennessee Municipal Cash Trust - Institutional Shares and
        Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A
        filed on February 29,1996.  File Nos. 33-31259 and
        811-5911).
(xxv)   Treasury Obligations Fund - Institutional Capital Shares;
        (Response is incorporated by reference to Post-Effective
        Amendment No. 22 on Form N-1A filed September 23, 1997.
        File Nos. 33-31602 and 811-5950).
(xxvi)  Trust for Government Cash Reserves; (Response is
        incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March 23, 1989. File Nos. 33-27178 and
        811-5772).
(xxvii) Trust for Short-Term U.S. Government Securities; (Response
        is incorporated by reference to Post-Effective Amendment
        No. 53 on Form N-1A filed January 23, 1995.  File Nos.
        2-54929 and 811-2602).
(xxviii)   Trust for U.S. Treasury Obligations; (Response is
        incorporated by reference to Post-Effective Amendment No.
        27 on Form N-1A filed November 27, 1994.  File Nos. 2-49591 and 811-2430).
(xxix)  Virginia Municipal Cash Trust - Institutional Shares and
        Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A
        filed on December 29, 1993.  File Nos. 33-31259 and
        811-5911).
(xxx)   Liberty U.S. Government Money Market Trust and Liquid Cash;
        (Response is incorporated by reference to Post-Effective
        Amendment No 41 on Form N-1A filed on May 25,2000. File
        Nos. 33-31602 and 811-5950).
(xxxi)  Liberty U.S. Government Money Market Trust (Response is
        incorporated by reference to  Post-Effective Amendment No.
        41 on Form N-1A filed on May 25,2000. File Nos. 33-31602
        and 811-5950).
(xxxii) Liquid Cash Trust (Response is incorporated by reference to
        Post-Effective Amendment No. 41 on Form N-1A filed on May
        25,2000. File Nos. 33-31602 and 811-5950).